(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Insurance Contracts and Reinsurance Contracts by Type (Detail) - EUR (€) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	€ 18
Beginning balance	176,067
Opening net balance	176,049
Opening assets, Reinsurance	17,153
Other reinsurance finance income / (expenses)	332	[1]	€ 267	[2]
Closing assets	16				€ 18
Closing net balance	137,391				176,049
Closing balance	137,407				176,067
Closing assets, Reinsurance	17,374				17,153
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	18
Beginning balance	176,024
Opening net balance	176,006
Opening assets, Reinsurance	17,146
Closing assets	16				18
Closing net balance	137,341				176,006
Closing balance	137,357				176,024
Closing assets, Reinsurance	17,365				17,146
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	18		125		125
Beginning balance	176,024		188,318		188,318
Opening net balance	176,006		188,193		188,193
Insurance revenue	(4,265)				(8,906)
Incurred claims and expenses	3,370				7,589
Amortization of acquisition cash flows	276				538
Onerous contract losses (and reversals)	888				1,139
Adjustments for incurred claims	0				1
Insurance service expenses	4,535				9,267
Investment components	0				0
Insurance service result	270				361
Insurance finance (income) / expenses	5,334				18,143
Cash flows	(5,238)				(11,326)
Disposal of a business	0				(7)
Transfers to disposal groups	(42,977)				0
Transfer (to)/from other headings	0				0
Net exchange differences	3,946				(19,358)
Closing assets	16				18
Closing net balance	137,341				176,006
Closing balance	137,357				176,024
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(27)		(1,373)		(1,373)
Beginning balance	2,829		1,252		1,252
Opening net balance	2,856		2,625		2,625
Insurance revenue	0				0
Incurred claims and expenses	(222)				(378)
Amortization of acquisition cash flows	0				0
Onerous contract losses (and reversals)	888				1,139
Adjustments for incurred claims	0				0
Insurance service expenses	666				762
Investment components	0				0
Insurance service result	666				762
Insurance finance (income) / expenses	49				138
Cash flows	(206)				(353)
Disposal of a business	0				0
Transfers to disposal groups	(11)				0
Transfer (to)/from other headings	0				10
Net exchange differences	90				(326)
Closing assets	(29)				(27)
Closing net balance	3,445				2,856
Closing balance	3,416				2,829
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	59		1,886		1,886
Beginning balance	141,597		159,857		159,857
Opening net balance	141,539		157,971		157,971
Insurance revenue	(4,265)				(8,906)
Incurred claims and expenses	0				0
Amortization of acquisition cash flows	276				538
Onerous contract losses (and reversals)	0				0
Adjustments for incurred claims	0				0
Insurance service expenses	276				538
Investment components	(2,106)				(5,809)
Insurance service result	(6,095)				(14,177)
Insurance finance (income) / expenses	5,285				18,005
Cash flows	(2,985)				(4,721)
Disposal of a business	0				(7)
Transfers to disposal groups	(42,936)				0
Transfer (to)/from other headings	0				(10)
Net exchange differences	2,902				(15,522)
Closing assets	62				59
Closing net balance	97,710				141,539
Closing balance	97,772				141,597
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Liability for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(14)		(387)		(387)
Beginning balance	31,597		27,209		27,209
Opening net balance	31,611		27,596		27,596
Insurance revenue	0				0
Incurred claims and expenses	3,592				7,967
Amortization of acquisition cash flows	0				0
Onerous contract losses (and reversals)	0				0
Adjustments for incurred claims	0				1
Insurance service expenses	3,593				7,967
Investment components	2,106				5,809
Insurance service result	5,699				13,776
Insurance finance (income) / expenses	0				0
Cash flows	(2,047)				(6,252)
Disposal of a business	0				0
Transfers to disposal groups	(29)				0
Transfer (to)/from other headings	0				0
Net exchange differences	954				(3,510)
Closing assets	(17)				(14)
Closing net balance	36,187				31,611
Closing balance	36,170				31,597
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Effect of changes in risk of non-performance of reinsurers	(7)	[1]	1	[2]
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	17,146		16,015		16,015
Opening liabilities, Reinsurance	195		303		303
Net opening balance, Reinsurance	16,950		15,712		15,712
Net expenses from reinsurance contracts	372				837
Other reinsurance finance income / (expenses)	168				681
Effect of changes in risk of non-performance of reinsurers	(7)				2
Insurance finance (income) / expenses	162				683
Total changes in the profit or loss and OCI	534				1,520
Cash flows	(788)				1,680
Cash flows of reInsurance	(788)				1,680
Transfers to disposal groups, Reinsurance	4				0
Net exchange differences of reinsurance	464				(1,961)
Net closing balance, Reinsurance	17,164				16,950
Closing assets, Reinsurance	17,365				17,146
Closing liabilities, Reinsurance	201				195
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | AFRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	15,749		15,965		15,965
Opening liabilities, Reinsurance	191		2,011		2,011
Net opening balance, Reinsurance	15,558		13,954		13,954
Net expenses from reinsurance contracts	(48)				308
Other reinsurance finance income / (expenses)	137				613
Effect of changes in risk of non-performance of reinsurers	(7)				2
Total changes in the profit or loss and OCI	82				922
Cash flows of reInsurance	(654)				2,443
Transfers to disposal groups, Reinsurance	4				0
Net exchange differences of reinsurance	418				(1,761)
Net closing balance, Reinsurance	15,408				15,558
Closing assets, Reinsurance	15,603				15,749
Closing liabilities, Reinsurance	195				191
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	1,693		475		475
Opening liabilities, Reinsurance	2		(1,270)		(1,270)
Net opening balance, Reinsurance	1,690		1,745		1,745
Net expenses from reinsurance contracts	450				254
Other reinsurance finance income / (expenses)	31				69
Effect of changes in risk of non-performance of reinsurers	0				0
Total changes in the profit or loss and OCI	481				322
Cash flows of reInsurance	(104)				(166)
Transfers to disposal groups, Reinsurance	0				0
Net exchange differences of reinsurance	55				(211)
Net closing balance, Reinsurance	2,122				1,690
Closing assets, Reinsurance	2,125				1,693
Closing liabilities, Reinsurance	2				2
Reinsurance contracts held [member] | AFIC [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	(296)		(426)		(426)
Opening liabilities, Reinsurance	2		(439)		(439)
Net opening balance, Reinsurance	(298)		€ 13		13
Net expenses from reinsurance contracts	(29)				275
Other reinsurance finance income / (expenses)	0				0
Effect of changes in risk of non-performance of reinsurers	0				0
Total changes in the profit or loss and OCI	(29)				275
Cash flows of reInsurance	(29)				(597)
Transfers to disposal groups, Reinsurance	0				0
Net exchange differences of reinsurance	(10)				10
Net closing balance, Reinsurance	(366)				(298)
Closing assets, Reinsurance	(363)				(296)
Closing liabilities, Reinsurance	€ 4				€ 2

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.